CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2016
CONSOLIDATED SEGMENT DATA [Text Block]

22. CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions, and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost. All sales occurred in China since our revenue-generating operations are located in China.

Selected information by segment is presented in the following tables for the years ended December 31, 2016, 2015 and 2014.

	2016	2015	2014
Revenues (1)
TIT Segment	$1,488,882	$2,970,952	$13,024,506
CBT Segment	8,704,708	7,313,916	25,610,241
	$10,193,590	$10,284,868	$38,634,747

(1) Revenues by operating segments exclude intercompany transactions.

	2016	2015	2014
Loss from operations:
TIT Segment	$(3,452,860)	$(2,593,743)	$(7,675,174)
CBT Segment	(8,983,828)	(22,238,917)	(14,876,016)
Corporate and others (2)	(2,141,240)	(2,130,697)	(1,358,023)
Loss from operations	(14,577,928)	(26,963,357)	(23,909,213)
Corporate other (expenses) income, net	(3,441,369)	31,271,674	268,543
Corporate interest income	17,420	76,716	408,121
Corporate interest expense	(498,931)	(3,116,777)	(5,858,770)
Corporate warrant income (expense)	34,175	(5,657,988)	-
Loss from continuing operations before income taxes	(18,466,633)	(4,389,732)	(29,091,319)

Income tax benefit (expense)	(57,844)	(4,305,028)	4,599,559

Loss from continuing operations	(18,524,477)	(8,694,760)	(24,491,760)
Income (loss) from discontinued operations, net of taxes	-	1,498,971	(5,260,538)
Net loss	(18,524,477)	(7,195,789)	(29,752,298)

Net lo ss (income) attributable to the non-controlling interest	353,876	(308,473)	520,951
Net loss attributable to the Company	$(18,170,601)	$(7,504,262)	$(29,231,347)

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment as of December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Non-cash employee compensation:
TIT Segment	$-	$-	$81,615
CBT Segment	-	-	-
Corporate and others	273,102	102,282	-
	$273,102	$102,282	$81,615

Depreciation and amortization by segment for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Depreciation and amortization:
TIT Segment	$48,155	$90,379	$420,556
CBT Segment	2,513,780	2,332,037	2,513,790
Corporate and others	19,821	119,078	119,078
	$2,581,756	$2,541,494	$3,053,424

	2016	2015	2014
Provisions for bad debt allowance on accounts receivable, other receivable and advances to supplier; :
TIT Segment	$918,960	$910,824	$3,102,627
CBT Segment	1,076,086	1,748,675	3,287,604
Corporate and others	-	-	8,232
	$1,995,046	$2,659,499	$6,398,463

	2016	2015	2014
Inventory obsolescence provision:
TIT Segment	$278,233	$226,943	$308,683
CBT Segment	46,348	47,720	3,499,624
	$324,581	$274,663	$3,808,307

	2016	2015	2014
Impairment of intangible assets and goodwill
TIT Segment	$-	$7,851,987	$4,685,843
CBT Segment	4,442,367	1,066,440	2,329,884
	$4,442,367	$8,918,427	$7,015,727

	2016	2015	2014
Impairment of property, plant and equipment
TIT Segment	$-	$-	$-
CBT Segment	-	4,616,679	827,319
	$-	$4,616,679	$827,319

Total assets by segment as at December 31, 2016 and 2015 are as follows:

	2016	2015
Total assets
TIT Segment	$9,995,520	$19,803,442
CBT Segment	23,701,298	32,651,184
Corporate and others	590,181	364,892
Assets from discontinued operations	-	13,272,186
	$34,286,999	$66,091,704